Total operating costs - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Income And Expense [Line Items]
Increase in provision for restructuring programmes (Note 24)	€ 219	€ 78	€ 115
Amount of provision unused (Note 24)	(9)	(10)	(8)
Accelerated depreciation and non-cash costs	29	11	44
Other cash costs	25	15	12
Total restructuring costs	264	94	163
Cost of sales
Analysis Of Income And Expense [Line Items]
Total restructuring costs	10	9	19
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Total restructuring costs	2	0	1
Administrative expenses
Analysis Of Income And Expense [Line Items]
Total restructuring costs	€ 252	€ 85	€ 143